Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
Gulf Warehousing Co.	634,670	$611,561
Banks — 50.2%
Commercial Bank PSQC (The)	2,489,952	3,828,643
Doha Bank QPSC	2,233,574	1,004,932
Dukhan Bank	1,722,281	1,850,873
Masraf Al Rayan QSC	4,397,835	3,075,633
Qatar International Islamic Bank QSC	966,129	2,646,141
Qatar Islamic Bank SAQ	1,501,243	7,215,430
Qatar National Bank QPSC	3,543,332	15,561,631
		35,183,283
Chemicals — 3.9%
Mesaieed Petrochemical Holding Co.	5,049,979	2,727,097
Construction & Engineering — 0.6%
Estithmar Holding QPSC(a)	654,865	407,602
Construction Materials — 1.6%
Qatar National Cement Co. QSC	617,049	663,086
Qatari Investors Group QSC	1,035,469	490,094
		1,153,180
Financial Services — 0.7%
Salam International Investment Ltd. QSC(a)	2,589,430	509,958
Diversified Telecommunication Services — 3.8%
Ooredoo QPSC	922,031	2,685,355
Energy Equipment & Services — 1.2%
Gulf International Services QSC	1,594,784	825,615
Consumer Staples Distribution & Retail — 1.1%
Al Meera Consumer Goods Co. QSC	191,544	743,462
Food Products — 1.0%
Baladna(a)	1,629,256	678,758
Health Care Providers & Services — 0.9%
Medicare Group	347,184	663,776
Industrial Conglomerates — 8.1%
Aamal Co.	3,363,243	754,992
Industries Qatar QSC	1,370,786	4,508,080
Mannai Corp. QSC	263,322	415,643
		5,678,715
Security	Shares	Value

Insurance — 1.8%
Qatar Insurance Co. SAQ(a)	2,307,963	$1,291,451
Marine Transportation — 2.8%
Qatar Navigation QSC	695,115	1,944,074
Metals & Mining — 2.2%
Qatar Aluminum Manufacturing Co.	3,627,574	1,522,074
Multi-Utilities — 3.5%
Qatar Electricity & Water Co. QSC	517,719	2,430,139
Oil, Gas & Consumable Fuels — 8.1%
Qatar Fuel QSC	601,918	2,618,591
Qatar Gas Transport Co. Ltd.	2,830,239	3,068,286
		5,686,877
Real Estate Management & Development — 5.5%
Barwa Real Estate Co.	2,358,077	1,659,559
Ezdan Holding Group QSC(a)	2,567,966	814,960
Mazaya Real Estate Development QPSC(a)	2,180,046	472,561
United Development Co. QSC	2,771,112	898,809
		3,845,889
Wireless Telecommunication Services — 1.7%
Vodafone Qatar QSC	2,475,729	1,232,740

Total Common Stocks — 99.6%
(Cost: $58,096,563)		69,821,606

Rights

Banks — 0.9%
Lesha Bank LLC(a)	1,797,366	596,955

Total Rights — 0.9%
(Cost: $445,498)		596,955

Total Investments — 100.5%
(Cost: $58,542,061)		70,418,561

Liabilities in Excess of Other Assets — (0.5)%		(328,391)

Net Assets — 100.0%		$70,090,170

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$50,000	$—	$(50,000	)(b)	$—	$—	$—	—	$2,014	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,373,605	$61,448,001	$—	$69,821,606
Rights	—	596,955	—	596,955
	$8,373,605	$62,044,956	$—	$70,418,561

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